Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Disclosure of Other Noncurrent Assets

Consolidated
	June 30, 2021	June 30, 2020
	$	$
Prepayments	454,190	—

	454,190	—